SEGMENTED INFORMATION (Details - FFO reconciliation) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 2,625	$ 2,452	$ 1,628
Other income	47	64	122
Share of Adjusted EBITDA from equity accounted investments	57	21	26
Direct operating costs	978	1,038	552
Adjusted EBITDA	0	0	0
Management service costs	(82)	(62)	(48)
Interest expense borrowings	(632)	(606)	(429)
Current income taxes	(39)	(44)	(18)
Distributions to preferred limited partners	(28)	(15)	(1)
Distributions attributable to Preferred equity	(26)	(25)	(30)
Share of interest and cash taxes from equity accounted investments	(22)	(12)	(6)
Share of Funds From Operations attributable to non-controlling interests	(341)	(316)	(225)
Funds From Operations	0	0	0
Depreciation	782	781	616
Unrealized financial instruments loss	33	4	9
Deferred income tax (recovery) expense	(49)	97	80
Other	(28)	(38)	(63)
Share of earnings from associates	(33)	(9)	(10)
Net income attributable to non-controlling interest	288	251	156
Net Income Loss Attributable To Unit Holders	(56)	(65)	2
Colombia
Disclosure of operating segments [line items]
Revenues	797	819	0
Europe
Disclosure of operating segments [line items]
Revenues	111	136	138
Brazil
Disclosure of operating segments [line items]
Revenues	366	269	265
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	1,679	1,481	1,296
Other income	40	47	76
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(577)	(586)	(465)
Adjusted EBITDA	1,142	942	907
Management service costs	82	62	48
Interest expense borrowings	407	402	346
Current income taxes	18	19	15
Distributions to preferred limited partners	(28)	(15)	(1)
Distributions attributable to Preferred equity	(26)	(25)	(30)
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	581	419	467
Depreciation	539	540	462
Unrealized financial instruments loss	(29)	(3)	(13)
Deferred income tax (recovery) expense	(26)	78	78
Other	(43)	(19)	(68)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	(56)	(65)	2
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues	945	819	819
Other income	1	24	23
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(281)	(295)	(285)
Adjusted EBITDA	665	548	557
Management service costs	0	0	0
Interest expense borrowings	180	177	179
Current income taxes	(1)	4	5
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	486	367	373
Depreciation	222	244	218
Unrealized financial instruments loss	(3)	1	1
Deferred income tax (recovery) expense	(67)	31	36
Other	(20)	(27)	14
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	174	128	206
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues	191	192	0
Other income	2	3	0
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(94)	(107)	0
Adjusted EBITDA	99	88	0
Management service costs	0	0	0
Interest expense borrowings	42	36	0
Current income taxes	5	6	0
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	52	46	0
Depreciation	26	31	0
Unrealized financial instruments loss	(3)	0	0
Deferred income tax (recovery) expense	(10)	6	0
Other	6	4	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	19	25	0
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues	243	187	203
Other income	12	13	28
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(77)	(70)	(67)
Adjusted EBITDA	178	130	164
Management service costs	0	0	0
Interest expense borrowings	18	24	18
Current income taxes	12	9	10
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	148	97	136
Depreciation	141	125	113
Unrealized financial instruments loss	0	0	0
Deferred income tax (recovery) expense	2	7	4
Other	(8)	(5)	(8)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	1	(26)	19
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	161	151	150
Other income	0	0	12
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(42)	(36)	(38)
Adjusted EBITDA	119	115	124
Management service costs	0	0	0
Interest expense borrowings	45	41	48
Current income taxes	0	0	0
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	74	74	76
Depreciation	89	80	83
Unrealized financial instruments loss	(1)	0	2
Deferred income tax (recovery) expense	45	49	16
Other	(3)	4	(30)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	26	47	(19)
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	46	56	56
Other income	0	0	8
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(20)	(24)	(20)
Adjusted EBITDA	26	32	44
Management service costs	0	0	0
Interest expense borrowings	10	14	12
Current income taxes	1	0	0
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	15	18	32
Depreciation	24	38	32
Unrealized financial instruments loss	(12)	0	0
Deferred income tax (recovery) expense	6	6	2
Other	(5)	6	(1)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	(20)	(8)	1
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	26	17	9
Other income	0	0	0
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(4)	(4)	(1)
Adjusted EBITDA	22	13	8
Management service costs	0	0	0
Interest expense borrowings	6	7	3
Current income taxes	0	0	0
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	16	6	5
Depreciation	8	4	4
Unrealized financial instruments loss	0	0	0
Deferred income tax (recovery) expense	0	0	0
Other	2	(1)	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	10	1	1
Attributable to Unitholders | Solar, Storage and Other
Disclosure of operating segments [line items]
Revenues	67	58	59
Other income	6	(1)	0
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(34)	(26)	(31)
Adjusted EBITDA	39	31	28
Management service costs	0	0	0
Interest expense borrowings	17	12	5
Current income taxes	1	0	0
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	21	19	23
Depreciation	29	18	12
Unrealized financial instruments loss	0	2	(1)
Deferred income tax (recovery) expense	1	0	0
Other	(6)	(2)	(4)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	(13)	1	6
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	1	0
Other income	19	8	5
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(25)	(24)	(23)
Adjusted EBITDA	(6)	(15)	(18)
Management service costs	82	62	48
Interest expense borrowings	89	91	81
Current income taxes	0	0	0
Distributions to preferred limited partners	(28)	(15)	(1)
Distributions attributable to Preferred equity	(26)	(25)	(30)
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	(231)	(208)	(178)
Depreciation	0	0	0
Unrealized financial instruments loss	(10)	(6)	(15)
Deferred income tax (recovery) expense	(3)	(21)	20
Other	(9)	2	(39)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	(253)	(233)	(212)
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(74)	(37)	(44)
Other income	(11)	0	0
Share of Adjusted EBITDA from equity accounted investments	57	21	26
Direct operating costs	28	16	18
Adjusted EBITDA	0	0	0
Management service costs	0	0	0
Interest expense borrowings	(21)	(12)	(6)
Current income taxes	(1)	0	0
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	(22)	(12)	(6)
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	0	0	0
Depreciation	(22)	(11)	(9)
Unrealized financial instruments loss	1	(2)	1
Deferred income tax (recovery) expense	(3)	0	0
Other	13	0	0
Share of earnings from associates	(33)	(9)	(10)
Net income attributable to non-controlling interest	0	0	0
Net Income Loss Attributable To Unit Holders	0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues	1,020	1,008	376
Other income	18	17	46
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Direct operating costs	(429)	(468)	(105)
Adjusted EBITDA	609	557	317
Management service costs	0	0	0
Interest expense borrowings	246	216	89
Current income taxes	22	25	3
Distributions to preferred limited partners	0	0	0
Distributions attributable to Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	(341)	(316)	(225)
Funds From Operations	0	0	0
Depreciation	265	252	161
Unrealized financial instruments loss	(5)	1	3
Deferred income tax (recovery) expense	(20)	19	2
Other	2	(19)	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	288	251	156
Net Income Loss Attributable To Unit Holders	$ 0	$ 0	$ 0